Intangible assets (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Summary of Changes in Intangible Assets and Goodwill

	Computer software	Customer contracts#	Development rights	Other intangible assets	Goodwill	Intangible asset under development	Total intangible assets

	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)
Cost
As at April 1, 2020	179	26,744	36	—	11,381	53	38,393
Additions during the year	86	—	—	—	215	49	350
Acquisition of subsidiaries (refer Note 56)	7	1,304	—	7	—	20	1,338
Capitalised during the year	—	—	—	—	—	(67)	(67)
As at March 31, 2021	272	28,048	36	7	11,596	55	40,014
Additions during the year	89	—	—	—	—	35	124
Asset acquisition (refer Note 56)	—	4,547	—	—	—	—	4,547
Disposal of subsidiaries (refer Note 40)	(8)	(3)	—	—	—	—	(11)
Adjustments during the year	2	—	—	—	—	(13)	(11)
Capitalised during the year	—	—	—	—	—	(9)	(9)
As at March 31, 2022	355	32,592	36	7	11,596	68	44,654
Additions during the year	267	—	—	—	—	110	377
Adjustments during the year	—	—	—	—	—	(15)	(15)
Capitalised during the year	—	—	—	—	—	(12)	(12)
As at March 31, 2023	622	32,592	36	7	11,596	151	45,004
Accumulated amortisation
As at April 1, 2020	94	2,326	3	—	—	—	2,423
Charge for the year (refer Note 36)	23	1,142	1	—	—	—	1,166
Amortisation capitalised during the year	15	—	—	—	—	—	15
As at March 31, 2021	132	3,468	4	—	—	—	3,604
Charge for the year (refer Note 36)	26	1,278	1	0	—	—	1,305
Disposal of subsidiaries (refer Note 40)	(4)	—	—	—	—	—	(4)
Capitalised during the year	25	—	—	—	—	—	25
As at March 31, 2022	179	4,746	5	0	—	—	4,930
Charge for the year (refer Note 36)	56	1,408	—	0	—	—	1,464
Capitalised during the year	15	—	—	—	—	—	15
As at March 31, 2023	250	6,154	5	0	—	—	6,409
Net book value
As at April 1, 2021 (INR)	139	24,580	32	7	11,596	55	36,410
As at March 31, 2022 (INR)	176	27,846	31	7	11,596	68	39,724
As at March 31, 2023 (INR)	372	26,438	31	7	11,596	151	38,595
As at March 31, 2023 (USD)	5	322	0	0	141	2	470

# Remaining life of customer contracts ranges from 15 to 21 years as on March 31, 2023 (March 31, 2022: 16 to 22 years, March 31, 2021: 17 to 23 years)

Summary of Break-Up for Goodwill and Intangible Assets

	As at March 31,
Group of CGU / individual CGU	2023	2022
Ostro Energy Group (wind power segment)	9,903	9,903
ReNew Vayu Urja (wind power segment)	756	756
Prathamesh Solarfarms (solar power segment)	428	428
Others (wind power segment)*	145	145
Others (solar power segment)*	364	364

* includes amount allocated against multiple CGUs and the amount allocated to each CGU is not material.

The Group undertook the impairment testing of Goodwill assigned to each Individual or Group of CGUs as at March 31, 2023 and 2022 by applying the Value in Use ('VIU') approach. The Group has entered into Power Purchase Agreements (PPA) upto 25 years which entitles the Group to a fixed tariff over the tenure of PPAs. Accordingly, the Group for computing the VIU has determined cash flow projections based on fixed tariffs as specified in the PPAs upto the remaining tenure of PPAs and for periods thereafter, the Group has used forecasted tariffs based on assessment provided by an external specialist. The key assumptions used in computation of VIU are the Plant Load Factor (PLF), a measure of average capacity utilisation of a power plant, used in revenue projections, future operating and maintenance expenses and discount rates.

The PLF is determined based on forecasts after considering study of future wind speed (for wind segment) and past performance (for solar segment); operation and maintenance expenses are based on prevaling prices and adjusted for inflation; and discount rates are based on weighed average cost of capital. These assumptions are forward-looking and are affected by future economic and climatic conditions including wind speed.

Summary of goodwill impairment test and estimated value in use after adjusting the carrying values of assets and was more than carrying value of goodwill

	As at March 31,
Group of CGU / individual CGU	2023	2022
Ostro Energy Group (wind power segment)[1]	583	3,851
ReNew Vayu Urja (wind power segment)[2]	1,831	419
Prathamesh Solarfarms (solar power segment)[3]	964	2,054
Others (wind power segment)[2]	1,706	1,925
Others (solar power segment)[3]	1,844	2,328